TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 117.0	$ 92.8
Receivables purchase agreement, maximum of sale of accounts receivables	175.0
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	$ 2.6	$ 1.7